CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2009
Acquisitions, cash acquired	$ 385	$ 24,203